Financial assets and liabilities at fair value - Financial assets & liabilities reported at fair value in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 330,710	kr 312,379
Financial liabilities at fair value	313,433	295,283
Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	274,552	271,549
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	41,198	43,752	kr 47,898
Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	25,395	20,056
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	72,783	76,761
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	29,744	30,546
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	43,039	46,215
Financial liabilities at fair value through profit or loss | Debt securities issued
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	47,388	56,705
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	6,190	12,953
Financial liabilities at fair value through profit or loss | Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	41,198	43,752
Financial liabilities at fair value through profit or loss | Derivatives
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	25,395	20,056
Financial liabilities at fair value through profit or loss | Derivatives | Level 2
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	23,554	17,593
Financial liabilities at fair value through profit or loss | Derivatives | Level 3
Disclosure of detailed information about financial instruments
Financial liabilities at fair value	1,841	2,463
Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	63,380	69,218
Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	33,582	34,450
Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	28,220	32,283
Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	1,578	2,485
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Financial assets at fair value	22,266	8,344
Treasuries/government bonds | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	22,266	8,344
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	14,169	7,041
Treasuries/government bonds | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	8,097	1,303
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Financial assets at fair value	33,551	53,906
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	33,551	53,906
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 1
Disclosure of detailed information about financial instruments
Financial assets at fair value	19,413	27,409
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	14,138	26,497
Derivatives
Disclosure of detailed information about financial instruments
Financial assets at fair value	7,563	6,968
Derivatives | Financial assets at fair value through profit or loss.
Disclosure of detailed information about financial instruments
Financial assets at fair value	7,563	6,968
Derivatives | Financial assets at fair value through profit or loss. | Level 2
Disclosure of detailed information about financial instruments
Financial assets at fair value	5,985	4,483
Derivatives | Financial assets at fair value through profit or loss. | Level 3
Disclosure of detailed information about financial instruments
Financial assets at fair value	kr 1,578	kr 2,485